Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
June 30, 2025
F40-NPRT1-0825
1.818372.120
Bond Funds - 14.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,311,072	13,123,831
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,903,765	14,678,027
Fidelity Series Emerging Markets Debt Fund (b)	17,848,363	144,571,737
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,767,549	45,816,141
Fidelity Series Floating Rate High Income Fund (b)	3,041,092	26,944,075
Fidelity Series High Income Fund (b)	17,617,976	155,038,191
Fidelity Series International Credit Fund (b)	1,217,977	10,304,082
Fidelity Series International Developed Markets Bond Index Fund (b)	80,734,403	704,003,995
Fidelity Series Investment Grade Bond Fund (b)	172,566,609	1,742,922,748
Fidelity Series Long-Term Treasury Bond Index Fund (b)	292,220,123	1,572,144,261
Fidelity Series Real Estate Income Fund (b)	2,751,689	27,571,922
TOTAL BOND FUNDS (Cost $4,963,539,986)		4,457,119,010

Domestic Equity Funds - 48.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	41,492,725	549,778,600
Fidelity Series Blue Chip Growth Fund (b)	73,469,754	1,518,619,820
Fidelity Series Commodity Strategy Fund (b)	588,498	53,482,667
Fidelity Series Growth Company Fund (b)	108,785,430	2,728,338,577
Fidelity Series Intrinsic Opportunities Fund (b)	34,108,567	375,194,241
Fidelity Series Large Cap Stock Fund (b)	103,370,350	2,676,258,358
Fidelity Series Large Cap Value Index Fund (b)	46,618,803	804,174,357
Fidelity Series Opportunistic Insights Fund (b)	60,200,740	1,628,430,018
Fidelity Series Small Cap Core Fund (b)	7,035,466	82,033,529
Fidelity Series Small Cap Discovery Fund (b)	22,412,928	242,732,011
Fidelity Series Small Cap Opportunities Fund (b)	36,562,323	534,175,532
Fidelity Series Stock Selector Large Cap Value Fund (b)	126,758,681	1,794,902,919
Fidelity Series Value Discovery Fund (b)	100,877,456	1,631,188,460
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,159,873,575)		14,619,309,089

International Equity Funds - 36.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	44,579,262	819,812,622
Fidelity Series Emerging Markets Fund (b)	68,116,865	695,473,192
Fidelity Series Emerging Markets Opportunities Fund (b)	129,946,620	2,783,456,608
Fidelity Series International Growth Fund (b)	106,813,398	2,120,245,953
Fidelity Series International Small Cap Fund (b)	19,711,705	391,080,218
Fidelity Series International Value Fund (b)	138,895,045	2,120,927,337
Fidelity Series Overseas Fund (b)	130,627,999	2,116,173,589
Fidelity Series Select International Small Cap Fund (b)	1,759,849	23,441,182
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,488,793,812)		11,070,610,701

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	16,180,000	16,163,045
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	13,810,000	13,784,590
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	32,670,000	32,583,066
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	26,730,000	26,637,180
US Treasury Bills 0% 8/14/2025 (d)	4.32	650,000	646,579
US Treasury Bills 0% 8/28/2025 (d)	4.28	860,000	854,007
US Treasury Bills 0% 9/4/2025 (d)	4.27	110,000	109,154
TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,776,402)			90,777,621

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $46,891,736)	4.32	46,882,360	46,891,736

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,749,875,511)	30,284,708,157
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,956,080)
NET ASSETS - 100.0%	30,272,752,077

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,807	Sep 2025	376,376,595	3,220,603	3,220,603
ICE MSCI Emerging Markets Index Contracts (United States)	2,128	Sep 2025	131,244,400	2,539,720	2,539,720

TOTAL EQUITY CONTRACTS					5,760,323

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	7,649	Sep 2025	857,524,609	18,609,778	18,609,778
CBOT US Treasury Long Bond Contracts (United States)	2,771	Sep 2025	319,530,938	12,856,740	12,856,740

TOTAL INTEREST RATE CONTRACTS					31,466,518

TOTAL PURCHASED					37,226,841

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	2,000	Sep 2025	625,375,000	(22,109,908)	(22,109,908)

TOTAL FUTURES CONTRACTS					15,116,933
The notional amount of futures purchased as a percentage of Net Assets is 5.5%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $83,555,182.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	123,416,986	160,050,705	236,575,955	631,495	-	-	46,891,736	46,882,360	0.1%
Total	123,416,986	160,050,705	236,575,955	631,495	-	-	46,891,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,807,022	141,211	899,712	51,329	18,102	57,208	13,123,831	1,311,072
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,229,265	1,726,456	199,077	57,253	(3,338)	(75,279)	14,678,027	1,903,765
Fidelity Series All-Sector Equity Fund	468,920,856	26,601,947	16,757,969	-	640,187	70,373,579	549,778,600	41,492,725
Fidelity Series Blue Chip Growth Fund	1,362,877,566	12,460,952	123,399,242	-	7,721,849	258,958,695	1,518,619,820	73,469,754
Fidelity Series Canada Fund	721,456,322	4,962,869	13,741,619	-	2,491,917	104,643,133	819,812,622	44,579,262
Fidelity Series Commodity Strategy Fund	55,583,358	368,055	718,566	-	(5,716)	(1,744,464)	53,482,667	588,498
Fidelity Series Emerging Markets Debt Fund	141,074,995	3,124,868	1,921,454	2,112,716	2,268	2,291,060	144,571,737	17,848,363
Fidelity Series Emerging Markets Debt Local Currency Fund	42,853,585	257,638	538,852	-	(7,535)	3,251,305	45,816,141	4,767,549
Fidelity Series Emerging Markets Fund	628,036,770	9,744,022	15,042,614	-	439,709	72,295,305	695,473,192	68,116,865
Fidelity Series Emerging Markets Opportunities Fund	2,513,662,805	28,774,211	59,830,481	-	3,041,139	297,808,934	2,783,456,608	129,946,620
Fidelity Series Floating Rate High Income Fund	26,518,404	722,767	356,420	538,739	(2,583)	61,907	26,944,075	3,041,092
Fidelity Series Growth Company Fund	2,482,060,509	15,305,434	238,475,256	-	2,104,424	467,343,466	2,728,338,577	108,785,430
Fidelity Series High Income Fund	149,158,394	3,475,161	1,959,275	2,481,412	11,316	4,352,595	155,038,191	17,617,976
Fidelity Series International Credit Fund	10,149,142	128,225	58,653	128,225	(389)	85,757	10,304,082	1,217,977
Fidelity Series International Developed Markets Bond Index Fund	612,090,052	91,759,509	7,781,589	2,984,964	82,687	7,853,336	704,003,995	80,734,403
Fidelity Series International Growth Fund	1,883,784,994	51,734,075	30,933,129	-	4,804,065	210,855,948	2,120,245,953	106,813,398
Fidelity Series International Small Cap Fund	380,313,432	608,131	55,020,794	-	7,890,949	57,288,500	391,080,218	19,711,705
Fidelity Series International Value Fund	2,027,004,933	12,229,295	157,743,645	-	40,275,526	199,161,228	2,120,927,337	138,895,045
Fidelity Series Intrinsic Opportunities Fund	358,059,450	2,125,415	8,032,195	-	(359,227)	23,400,798	375,194,241	34,108,567
Fidelity Series Investment Grade Bond Fund	1,422,583,509	331,910,368	18,057,717	16,265,432	244,421	6,242,167	1,742,922,748	172,566,609
Fidelity Series Large Cap Stock Fund	2,446,123,407	25,161,499	164,529,025	-	29,311,478	340,190,999	2,676,258,358	103,370,350
Fidelity Series Large Cap Value Index Fund	747,627,595	36,219,666	8,748,985	-	1,401,058	27,675,023	804,174,357	46,618,803
Fidelity Series Long-Term Treasury Bond Index Fund	1,467,510,504	180,430,741	41,096,864	13,780,960	(11,699,672)	(23,000,448)	1,572,144,261	292,220,123
Fidelity Series Opportunistic Insights Fund	1,476,109,039	9,134,241	114,124,391	-	14,708,794	242,602,335	1,628,430,018	60,200,740
Fidelity Series Overseas Fund	1,895,980,826	12,590,885	37,483,929	-	7,672,263	237,413,544	2,116,173,589	130,627,999
Fidelity Series Real Estate Income Fund	27,235,553	585,220	360,100	401,193	(719)	111,968	27,571,922	2,751,689
Fidelity Series Select International Small Cap Fund	5,015,376	15,705,138	131,890	-	3,562	2,848,996	23,441,182	1,759,849
Fidelity Series Small Cap Core Fund	76,591,333	482,060	874,373	-	(42,816)	5,877,325	82,033,529	7,035,466
Fidelity Series Small Cap Discovery Fund	227,532,561	6,030,073	3,673,991	4,096,525	(176,477)	13,019,845	242,732,011	22,412,928
Fidelity Series Small Cap Opportunities Fund	501,365,252	6,843,545	20,959,573	-	(248,518)	47,174,826	534,175,532	36,562,323
Fidelity Series Stock Selector Large Cap Value Fund	1,661,292,177	84,419,479	19,583,923	-	1,832,436	66,942,750	1,794,902,919	126,758,681
Fidelity Series Value Discovery Fund	1,532,352,636	69,624,522	17,935,060	-	2,629,058	44,517,304	1,631,188,460	100,877,456
	27,377,961,622	1,045,387,678	1,180,970,363	42,898,748	114,780,218	2,789,879,645	30,147,038,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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